Summary of Material Accounting Policies (Details)	1 Months Ended		12 Months Ended
	Jul. 31, 2025 AUD ($)	Jul. 31, 2025 USD ($)	Jun. 30, 2026 AUD ($)	Oct. 06, 2025 AUD ($)	Oct. 06, 2025 USD ($)	Jun. 30, 2025 AUD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)
Summary of Material Accounting Policies [Line Items]
Proceeds from research and development	$ 2,809,177	$ 1,822,322
Number of reportable segments			2
Rebates percentage			15.00%
Aggregate percentage			100.00%
Additional aggregate offering price			$ 95,655,688			$ 88,872,756	$ 88,504,043	$ 88,436,263
Bottom of range [Member]
Summary of Material Accounting Policies [Line Items]
Term of vest grand			1 year
Top of range [Member]
Summary of Material Accounting Policies [Line Items]
Term of vest grand			5 years
H.C. Wainwright & Co., LLC [Member]
Summary of Material Accounting Policies [Line Items]
Additional aggregate offering price				$ 4,339,521	$ 2,847,954